Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2019

TRE-QTLY-1119
1.808771.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 1.1%
Netflix, Inc. (a)	75,180	$20,120
Interactive Media & Services - 9.1%
Alphabet, Inc. Class A (a)	72,785	88,881
CarGurus, Inc. Class A (a)	233,600	7,230
Facebook, Inc. Class A (a)	361,465	64,370
IAC/InterActiveCorp (a)	31,700	6,910
Match Group, Inc. (b)	88,100	6,294
		173,685
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	102,600	8,082

TOTAL COMMUNICATION SERVICES		201,887

CONSUMER DISCRETIONARY - 12.8%
Distributors - 0.3%
Pool Corp.	27,900	5,627
Diversified Consumer Services - 1.5%
Arco Platform Ltd. Class A	177,300	8,987
Bright Horizons Family Solutions, Inc. (a)	43,700	6,664
Service Corp. International	122,400	5,852
ServiceMaster Global Holdings, Inc. (a)	118,600	6,630
		28,133
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	22,800	5,577
Dunkin' Brands Group, Inc.	100,600	7,984
Marriott International, Inc. Class A	74,000	9,203
McDonald's Corp.	44,400	9,533
Vail Resorts, Inc.	16,900	3,846
		36,143
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	57,383	99,612
The RealReal, Inc.	4,100	92
Wayfair LLC Class A (a)	8,000	897
		100,601
Multiline Retail - 0.9%
Dollar General Corp.	74,200	11,793
Dollar Tree, Inc. (a)	42,800	4,886
		16,679
Specialty Retail - 0.8%
TJX Companies, Inc.	293,800	16,376
Textiles, Apparel & Luxury Goods - 2.2%
LVMH Moet Hennessy Louis Vuitton SE	25,900	10,276
Moncler SpA	127,200	4,534
NIKE, Inc. Class B	282,500	26,532
		41,342

TOTAL CONSUMER DISCRETIONARY		244,901

CONSUMER STAPLES - 3.7%
Beverages - 1.9%
Keurig Dr. Pepper, Inc. (b)	240,600	6,573
Monster Beverage Corp. (a)	58,800	3,414
The Coca-Cola Co.	477,500	25,995
		35,982
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	78,300	22,559
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	63,800	12,693

TOTAL CONSUMER STAPLES		71,234

FINANCIALS - 2.3%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	165,000	9,413
Capital Markets - 1.8%
Intercontinental Exchange, Inc.	98,100	9,052
Moody's Corp.	75,600	15,485
MSCI, Inc.	49,100	10,692
		35,229

TOTAL FINANCIALS		44,642

HEALTH CARE - 15.3%
Biotechnology - 3.3%
AbbVie, Inc.	256,100	19,392
Alexion Pharmaceuticals, Inc. (a)	62,900	6,160
Amgen, Inc.	22,800	4,412
Exact Sciences Corp. (a)	65,300	5,901
Intercept Pharmaceuticals, Inc. (a)	22,200	1,473
Neurocrine Biosciences, Inc. (a)	53,800	4,848
Sarepta Therapeutics, Inc. (a)	52,000	3,917
Vertex Pharmaceuticals, Inc. (a)	96,100	16,281
		62,384
Health Care Equipment & Supplies - 6.2%
Becton, Dickinson & Co.	39,000	9,865
Boston Scientific Corp. (a)	359,442	14,626
Danaher Corp.	63,700	9,200
IDEXX Laboratories, Inc. (a)	64,000	17,404
Insulet Corp. (a)	38,813	6,401
Intuitive Surgical, Inc. (a)	29,950	16,171
Masimo Corp. (a)	40,100	5,966
Penumbra, Inc. (a)	37,400	5,030
ResMed, Inc.	85,300	11,525
Stryker Corp.	100,700	21,781
		117,969
Health Care Providers & Services - 2.2%
Centene Corp. (a)	125,800	5,442
UnitedHealth Group, Inc.	141,500	30,751
Wellcare Health Plans, Inc. (a)	25,000	6,479
		42,672
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	53,700	8,199
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	3,200	161
Mettler-Toledo International, Inc. (a)	5,800	4,086
Thermo Fisher Scientific, Inc.	56,600	16,486
		20,733
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	243,000	12,323
Dechra Pharmaceuticals PLC	269,200	9,162
Zoetis, Inc. Class A	153,300	19,100
		40,585

TOTAL HEALTH CARE		292,542

INDUSTRIALS - 11.5%
Aerospace & Defense - 3.8%
Airbus Group NV	35,700	4,635
HEICO Corp. Class A	173,200	16,854
Lockheed Martin Corp.	14,100	5,500
Northrop Grumman Corp.	52,100	19,527
The Boeing Co.	36,000	13,697
TransDigm Group, Inc.	23,400	12,184
		72,397
Commercial Services & Supplies - 2.6%
Cintas Corp.	55,300	14,826
Copart, Inc. (a)	181,000	14,540
Rollins, Inc. (b)	322,300	10,981
Waste Connection, Inc. (United States)	107,600	9,899
		50,246
Electrical Equipment - 0.5%
AMETEK, Inc.	51,500	4,729
Fortive Corp.	80,650	5,529
		10,258
Machinery - 1.5%
Gardner Denver Holdings, Inc. (a)	254,000	7,186
Graco, Inc.	119,300	5,493
IDEX Corp.	48,900	8,014
Nordson Corp.	47,500	6,947
		27,640
Professional Services - 1.7%
CoStar Group, Inc. (a)	27,800	16,491
IHS Markit Ltd. (a)	84,500	5,651
Verisk Analytics, Inc.	61,700	9,757
		31,899
Road & Rail - 1.4%
Lyft, Inc.	9,779	399
Uber Technologies, Inc.	285,407	8,262
Union Pacific Corp.	113,800	18,433
		27,094

TOTAL INDUSTRIALS		219,534

INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	38,600	9,222
Motorola Solutions, Inc.	40,300	6,868
Ubiquiti, Inc. (b)	8,200	970
		17,060
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	97,000	9,361
CDW Corp.	58,600	7,222
Littelfuse, Inc.	26,300	4,663
Zebra Technologies Corp. Class A (a)	29,400	6,067
		27,313
IT Services - 12.2%
Accenture PLC Class A	111,500	21,447
Adyen BV (a)(c)	11,065	7,289
Automatic Data Processing, Inc.	101,000	16,303
Booz Allen Hamilton Holding Corp. Class A	154,800	10,994
EPAM Systems, Inc. (a)	46,600	8,496
Euronet Worldwide, Inc. (a)	96,300	14,089
Fidelity National Information Services, Inc.	31,900	4,235
Gartner, Inc. (a)	50,000	7,150
Global Payments, Inc.	73,000	11,607
GoDaddy, Inc. (a)	82,000	5,410
Jack Henry & Associates, Inc.	68,200	9,955
MasterCard, Inc. Class A	312,000	84,730
MongoDB, Inc. Class A (a)(b)	73,100	8,807
Okta, Inc. (a)	63,800	6,282
PagSeguro Digital Ltd. (a)	157,600	7,298
Square, Inc. (a)	34,300	2,125
VeriSign, Inc. (a)	38,600	7,281
		233,498
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	321,700	9,326
ASML Holding NV	24,500	6,086
Broadcom, Inc.	31,800	8,779
KLA-Tencor Corp.	62,600	9,982
Lam Research Corp.	61,400	14,190
Marvell Technology Group Ltd.	111,500	2,784
Microchip Technology, Inc. (b)	82,700	7,684
MKS Instruments, Inc.	61,300	5,657
Monolithic Power Systems, Inc.	32,500	5,058
NVIDIA Corp.	91,300	15,893
Qualcomm, Inc.	77,000	5,874
		91,313
Software - 17.6%
Adobe, Inc. (a)	90,900	25,111
ANSYS, Inc. (a)	61,300	13,569
Aspen Technology, Inc. (a)	54,000	6,646
Atlassian Corp. PLC (a)	69,700	8,743
Autodesk, Inc. (a)	54,400	8,035
Black Knight, Inc. (a)	252,200	15,399
Cadence Design Systems, Inc. (a)	128,600	8,498
Cloudflare, Inc.	90,446	1,512
Coupa Software, Inc. (a)	28,500	3,693
Fair Isaac Corp. (a)	25,600	7,770
Intuit, Inc.	50,200	13,350
Microsoft Corp.	1,099,200	152,819
Parametric Technology Corp. (a)	50,801	3,464
Paycom Software, Inc. (a)	21,800	4,567
Proofpoint, Inc. (a)	14,900	1,923
RingCentral, Inc. (a)	53,500	6,723
Salesforce.com, Inc. (a)	114,870	17,051
ServiceNow, Inc. (a)	42,800	10,865
Synopsys, Inc. (a)	30,800	4,227
Temenos Group AG	60,620	10,143
The Trade Desk, Inc. (a)(b)	18,300	3,432
Workday, Inc. Class A (a)	58,016	9,860
		337,400
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	340,125	76,178

TOTAL INFORMATION TECHNOLOGY		782,762

MATERIALS - 0.9%
Chemicals - 0.6%
Ecolab, Inc.	30,200	5,981
Sherwin-Williams Co.	9,400	5,169
		11,150
Containers & Packaging - 0.3%
Avery Dennison Corp.	51,600	5,860

TOTAL MATERIALS		17,010

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	99,300	21,958
TOTAL COMMON STOCKS
(Cost $1,369,851)		1,896,470

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(d)(e)	62,891	1,046
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	4,000
Series E (a)(d)(e)	102,016	2,000
		6,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,870)		7,046

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.96% (f)	222,942	223
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	32,761,544	32,765
TOTAL MONEY MARKET FUNDS
(Cost $32,988)		32,988
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,409,709)		1,936,504
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(23,519)
NET ASSETS - 100%		$1,912,985

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,289,000 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,046,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$153
Fidelity Securities Lending Cash Central Fund	65
Total	$218

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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